Segment Reporting (Tables)	3 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Net sales by segment
The following table presents net sales by segment:

	Three Months Ended
	March 31, 2016	March 31, 2015
	(In millions)
Canada	$268.0	$313.5
Europe	358.7	357.9
MCI	31.0	29.1
Corporate	0.4	0.4
Eliminations(1)	(0.9)	(0.9)
Consolidated	$657.2	$700.0

(1)	Represents inter-segment sales from the Europe segment to the MCI segment.

Income (loss) from continuing operations before income taxes by segment
The following table presents income (loss) from continuing operations before income taxes by segment:

	Three Months Ended
	March 31, 2016	March 31, 2015
	(In millions)
Canada	$146.6	$30.9
U.S.	142.4	129.3
Europe	(1.2)	(4.1)
MCI	(2.3)	(5.4)
Corporate	(104.8)	(57.2)
Consolidated	$180.7	$93.5

Total assets by segment
The following table presents total assets by segment:

	As of
	March 31, 2016	December 31, 2015
	(In millions)
Canada	$4,909.1	$4,560.6
U.S.	2,580.9	2,441.0
Europe	4,891.1	4,807.5
MCI	143.4	133.7
Corporate(1)	2,685.8	333.5
Consolidated	$15,210.3	$12,276.3

(1)
On February 3, 2016, we received proceeds of $2.5 billion, net of issuance costs from our January 26, 2016, equity offering of 29.9 million shares of our Class B common stock. See Note 16, "Pending Acquisition" for further discussion.